Consolidated Statments of Operation - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net sales	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Cost of goods sold	1,346,095	1,080,057	1,799,384	1,961,183
Gross Profit	285,871	269,768	479,430	420,554
Operating expenses
Total operating expenses	21,380,317	517,568	1,686,125	802,317
Income from operations	(21,094,446)	(247,800)	(1,206,695)	(381,763)
Other income (expense), net			68,593	(4,260)
Income tax expense	(700)	(150)	(970)	79,870
Net income	(21,089,284)	(235,591)	(1,139,072)	(306,153)
Four Cubed Management Llc [Member]
Net sales	3,093,969	3,516,533	6,586,560	5,618,385
Cost of goods sold	2,182,215	2,780,579	5,090,760	4,355,719
Gross Profit	911,754	735,954	1,495,800	1,262,666
Operating expenses
Selling	220,360	31,840	132,441	57,159
General and administrative	326,743	373,472	603,765	737,282
Total operating expenses	547,103	405,312	736,206	794,441
Income from operations	364,651	330,642	759,594	468,225
Other income (expense), net	22,047	(21,197)	79,900	169
Net income before income taxes	386,698	309,445	838,844	435,286
Income tax expense		50,351	63,872	120,006
Net income	$ 386,698	$ 259,094	$ 774,972	$ 315,280